Property and Equipment,Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment,Net

5. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Electronic equipment	80,811	86,746
Software	18,656	18,656
Leasehold improvement	6,319	6,319
Furniture and office equipment	1,740	1,592
Total	107,526	113,313
Less: accumulated depreciation	(77,618)	(87,429)
Less: accumulated impairment loss	(3,498)	(3,429)
	26,410	22,455

Depreciation expenses were RMB16,171, RMB12,280 and RMB9,997 for the years ended December 31, 2023, 2024 and 2025, respectively. The Group had disposed certain impaired property and equipment for the years ended December 31, 2024 and 2025.